Borrowings Disclosure of Reconciliation of Liabilities Arising From Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		$ 7,221	$ 5,691
Increase (decrease) through financing cash flows, liabilities arising from financing activities		485	225
Increase (decrease) through original issue discount, liabilities arising from financing activities		0	0
Increase (decrease) through other changes, liabilities arising from financing activities		374	1,316
Increase (decrease) through changes in amortization, liabilities arising from financing activities		23	17
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(4)	7
Increase (decrease) through changes in fair values, liabilities arising from financing activities			(35)
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities		6
Liabilities arising from financing activities, ending balance		8,105	7,221	$ 5,691
Proceeds from Senior Notes		1,946	1,496	0
Repayment of 2023 Notes		1,800	0	0
2027, 2029 and 2031 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from Senior Notes	[1]	1,950
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of 2023 Notes	[1]	1,800
SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	7,000	5,535
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	146	1,496
Increase (decrease) through original issue discount, liabilities arising from financing activities	[1]	4	4
Increase (decrease) through other changes, liabilities arising from financing activities	[1]	0	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[1]	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[1]	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[1]		(35)
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities	[1]	0
Liabilities arising from financing activities, ending balance	[1]	7,150	7,000	5,535
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[2]	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[2]	756	(1)
Increase (decrease) through original issue discount, liabilities arising from financing activities	[2]	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	[2]	0	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[2]	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[2]	(3)	1
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[2]		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities	[2]	0
Liabilities arising from financing activities, ending balance	[2]	753	0	0
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		145	147
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(12)	(11)
Increase (decrease) through original issue discount, liabilities arising from financing activities		0	0
Increase (decrease) through other changes, liabilities arising from financing activities		8	9
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities			0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities		0
Liabilities arising from financing activities, ending balance		141	145	147
Deferred financing costs [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		(80)	(74)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(27)	(20)
Increase (decrease) through original issue discount, liabilities arising from financing activities		(4)	(4)
Increase (decrease) through other changes, liabilities arising from financing activities		(1)	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		23	17
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	1
Increase (decrease) through changes in fair values, liabilities arising from financing activities			0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities		6
Liabilities arising from financing activities, ending balance		(83)	(80)	(74)
Interest payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[3]	156	83
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[3]	(378)	(209)
Increase (decrease) through original issue discount, liabilities arising from financing activities	[3]	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	[3]	364	282
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[3]	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[3]	(1)	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[3]		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities	[3]	0
Liabilities arising from financing activities, ending balance	[3]	141	156	83
Other borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0	0
Increase (decrease) through original issue discount, liabilities arising from financing activities		0	0
Increase (decrease) through other changes, liabilities arising from financing activities		3	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities			0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities		0
Liabilities arising from financing activities, ending balance		3	0	0
Dividend payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0	(1,030)
Increase (decrease) through original issue discount, liabilities arising from financing activities		0	0
Increase (decrease) through other changes, liabilities arising from financing activities		0	1,025
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	5
Increase (decrease) through changes in fair values, liabilities arising from financing activities			0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities		0
Liabilities arising from financing activities, ending balance		$ 0	$ 0	$ 0

[1]	During the year ended December 31, 2021, cash flows from Senior Notes consisted of proceeds from Senior Notes of US$1.95 billion and repayment of 2023 Notes of US$1.80 billion.
[2]	Cash flows from bank loans were net of proceeds and repayments in the statement of cash flows.
[3]	As at January, 2020, net interest payables represented the net of interest payables and interest rate swap receivables. During the year ended December 31, 2020, cash flows from net interest payables represented the net of interest income received from interest rate swaps and interest payment made. The interest rate swaps expired in August 2020.